CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (161,437)	$ (28,113)	$ (230,117)	$ (57,667)
Other comprehensive income (loss)
Foreign currency translation adjustments arising during period	24,986	0	24,986	0
Comprehensive income (loss)	$ (136,451)	$ (28,113)	$ (205,131)	$ (57,667)